Earnings Per Share	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

(8) Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options, while diluted earnings per share includes the dilutive effect of stock options. There were no anti-dilutive shares excluded from the calculation for the three months ended March 31, 2016 and 2015.